Loss Sharing Agreements and FDIC Loss Share Receivable (Tables)	12 Months Ended
Dec. 31, 2014
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Schedule of FDIC Loss Share Receivables

The following is a summary of FDIC loss share receivables year-to-date activity:

	December 31
(Dollars in thousands)	2014	2013
Balance at beginning of period	$162,312	$423,069
Change due to (reversal of) loan loss provision recorded on FDIC covered loans	(4,260)	(56,085)
Amortization	(74,617)	(97,849)
Recoveries payable (submission of reimbursable losses) to the FDIC	3,282	(52,586)
Impairment	(5,121)	(31,813)
Changes due to a change in cash flow assumptions on OREO and other changes	(11,969)	(22,424)

Balance at end of period	$69,627	$162,312